SCHEDULE OF PROFORMA INFORMATION OF OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Business Combinations [Abstract]
Revenues	$ 209,563	$ 179,557	$ 421,287	$ 347,941
Net income/(loss)	$ 7,034	$ 17,695	$ 19,184	$ 35,086